BALANCES AND TRANSACTIONS WITH RELATED COMPANIES	12 Months Ended
Dec. 31, 2022
BALANCES AND TRANSACTIONS WITH RELATED COMPANIES [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED COMPANIES
21.	BALANCES AND TRANSACTIONS WITH RELATED COMPANIES

Technical, Financial and Operational Assistance Agreement

Pampa Energía is tgs’s technical operator, according to the approval of ENARGAS in June 2004, and subject to the terms and conditions of the Technical Assistance Agreement which provides that Pampa Energía is in charge of providing services related to the operation and maintenance of the natural gas transportation system and related facilities and equipment, to ensure that the performance of the system is in conformity with international standards and in compliance with certain environmental standards. For these services, the Company pays a monthly fee based on a percentage of the operating income of the Company.

The Ordinary and Extraordinary General Shareholders´ Meeting held on October 17, 2019 ratified the proposal approved by the Board of Directors at its meeting on September 17, 2019 made to Pampa Energía that implies an extension in the contract and a modification in the determination of the remuneration received by Pampa Energía.

Such modifications, without implying a modification in the scope of the tasks performed, will mean a progressive reduction over the years in the remuneration that Pampa Energía will receive in its role of Technical Operator.

According to the modifications made, tgs will pay Pampa Energía the greater of: (i) an annual fixed sum of US$ 0.5 million or (ii) the variable compensation that arises from applying to comprehensive income before results and income taxes for the year but after deducting also the above fixed amount) the following scheme:

•	From 12/28/2019 to 12/27/2020: 6.5%
•	From 12/28/2020 to 12/27/2021: 6%
•	From 12/28/2021 to 12/27/2022: 5.5%
•	From 12/28/2022 to 12/27/2023: 5%
•	From 12/28/2023 to 12/27/2024 and onwards: 4.5%

Commercial transactions

In the normal course of its activity, tgs celebrated with Pampa Energía and other companies related to it, agreements to transfer natural gas and its richness. The price, which is denominated in US dollars, is determined according to common market practices.

In addition, in the normal course of business, tgs carries out liquid sales, natural gas transportation services and other services with its associated companies, Pampa Energía and related companies.

Financial lease agreement with Pampa Energía

As mentioned in Note 13 to these Consolidated Financial Statements, on August 11, 2016, the Company entered into a finance lease agreement with Pampa Energía (formerly Petrobras Argentina).

Key management compensation

The accrued amounts corresponding to the compensation of the members of the Board of Directors, the Statutory Committee and the Executive Committee for the years ended December 31, 2022, 2021 and 2020 were Ps. 427,015, Ps. 400,832 and Ps. 406,894, respectively.

Balances and transactions with related parties

The detail of significant outstanding balances for transactions entered into by tgs and its related parties as of December 31, 2022 and 2021 is as follows:

	2022		2021
Company	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
Controlling shareholder:
CIESA	37	-	-	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía (1)	1,299,505	4,889,458	659,046	6,830,195
Associate which exercises significant influence on the controlling shareholder:
Link	4,683	-	5,088	-
TGU	-	28,199	-	31,849
Other related companies:
Comercializadora e Inversora S.A. (previously Pampa Comercializadora S.A.)	19,695	17,518	24,165	35,932
CT Barragán S.A.	4,294	-	7,385	-
SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A.	2,227	-	-	-
Transener S.A.	30	-	-	61
Total	1,330,471	4,935,175	695,684	6,898,037

(1)	Accounts payable includes Ps. 4,262,215 and Ps. 5,887,648 corresponding to the financial leasing recorded as “Loans” as of December 31, 2022 and 2021, respectively.

Additionally, during the year ended December 31, 2022, the Company received from SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A., construction engineering services for Ps. 3,318,934 which are activated within the balance of advances to suppliers.

As of December 31, 2022 and 2021, tgs has a balance of Ps. 2,570,796 and Ps. 1,388,558 corresponding to Dollar linked notes issued by CT Barragán S.A. that accrue an annual rate of 4% over the exchange rate established in BCRA Communication “A” 3500 and that amortize the entire capital in June 2023, November 2024 and May 2025. The book value of the notes is disclosed within the caption “Financial assets at fair value through profit or loss”.

The detail of significant transactions with related parties for the years ended December 31, 2022, 2021 and 2020 is as follows:

Year ended December 31, 2022:

		Revenues		Costs			Financial results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense	Interest gain / Gain / (loss) on fair value	Selling expenses (1)
Controlling shareholder:
CIESA	-	-	-	-	-	-	162	-	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía	1,471,413	3,583,230	3,972,829	5,826,231	3,067,198	-	-	-	-
Associates with significant influence:
Link	-	-	46,750	-	-	-	-	-	-
Other related companies:
SACDE Sociedad Argentina de Construcción y Desarrollo Estratégico S.A.	-	-	7,203	-	-	-	-	-	-
Transener S.A.	-	-	417	-	-	-	-	-	-
CT Barragán S.A.	-	-	17,459	-	-	-	-	96,408	-
Comercializadora e Inversora S.A. (previously Pampa Comercializadora S.A.)	298,568	-	-	-	-	-	-	-	-
Fundación TGS	-	-	-	-	-	-	-	-	31,059
Total	1,769,981	3,583,230	4,044,658	5,826,231	3,067,198	-	162	96,408	31,059
(1) Corresponds to donations expenses.

Year ended December 31, 2021:

		Revenues		Costs			Financial results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense	Interest gain / Gain / (loss) on fair value	Selling expenses (1)
Controlling shareholder:
CIESA	-	-	-	-	-	277	-	-	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía	1,666,555	4,996,215	2,365,465	5,628,181	4,250,358	-	568,315	-	-
Associates with significant influence:
Link	-	-	-	-	-	-	-	-	-
Other related companies:
Oleoductos del Valle S.A.	51,542	-	54,102	-	-	-	-	-	-
Transener S.A.	-	-	701	-	-	-	-	-	-
CT Barragán S.A.	-	-	26,659	-	-	-	-	484,082	-
Comercializadora e Inversora S.A. (previously Pampa Comercializadora S.A.)	289,761	-	-	-	-	-	-	-	-
Fundación TGS	-	-	-	-	-	-	-	-	2,277
Total	2,007,858	4,996,215	2,446,927	5,628,181	4,250,358	277	568,315	484,082	2,277
(1) Corresponds to donations expenses.

Year ended December 31, 2020:

	Revenues			Costs			Financial results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense
Controlling shareholder:
CIESA	-	-	-	-	-	411	-
Company which exercises joint control on the controlling shareholder:
Pampa Energía	2,473,548	3,087,152	1,807,202	470,636	4,205,901	-	712,528
Associates with significant influence:
Link	-	-	57,517	-	-	-	-
Other related companies:
Oleoductos del Valle S.A.	75,765	-	-	-	-	-	-
Transener S.A.	-	-	1,034	-	-	-	-
Petrolera Entre Lomas S.A.	7,277	-	26,268	-	-	-	-
Comercializadora e Inversora S.A. (previously Pampa Comercializadora S.A.)	331,583	-	-	-	-	-	-
Central Térmica Piedrabuena S.A.	5,131	-	-	-	-	-	-
Total	2,893,304	3,087,152	1,892,020	470,636	4,205,901	411	712,528